SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 86,159	$ 10,683,243	$ 10,977,429	$ 10,978,571	$ 12,258,451
Cost of goods sold	42,089	8,228,377	8,394,364	9,803,883	9,418,606
Gross profit	44,070	2,454,866	2,583,065	1,174,688	2,839,845
Depreciation and amortization	43,122	83,490	183,097	87,973	388,319
Capital expenditures		5,496		25,916	81,197
Loss from operations	(728,493)	41,212	(1,516,786)	(3,739,370)	(1,101,697)
Provision for income taxes	371,568	(211,368)	207,240	211,144
Segment loss	(345,611)	(278,626)	(16,312,705)	(11,219,851)	(1,117,586)
Segment assets	20,054,805	37,499,842	20,584,279	37,995,641	28,290,040
Provision for income taxes	(371,568)	211,368	(207,240)	(211,144)
Clean Food Platform [Member]
Segment Reporting Information [Line Items]
Revenues	86,159	2,326,966	2,513,483	2,144,217	12,145,531
Cost of goods sold	42,089	969,172	750,383	1,905,036	9,343,635
Gross profit	44,070	1,357,794	1,763,100	239,181	2,801,896
Depreciation and amortization	43,122	83,490	183,097	87,973	237,366
Capital expenditures		5,496	5,539	19,437	49,772
Loss from operations	(715,437)	(696,346)	(2,106,150)	(3,543,160)	(693,466)
Provision for income taxes		(511)	927	8,917
Segment loss	(704,124)	(805,328)	(9,775,749)	(4,576,496)	(712,163)
Segment assets	17,783,610	26,036,470	17,657,856	36,397,974	1,891,075
Provision for income taxes		511	(927)	(8,917)
Technical Service [Member]
Segment Reporting Information [Line Items]
Revenues		8,356,277	8,463,946	8,834,354
Cost of goods sold		7,259,205	7,643,981	7,898,847
Gross profit		1,097,072	819,965	935,507
Depreciation and amortization
Capital expenditures				6,479
Loss from operations	(13,056)	737,558	589,364	(196,210)
Provision for income taxes	371,568	(210,857)	206,313	202,227
Segment loss	358,513	526,702	(6,536,956)	(6,643,355)
Segment assets	2,271,195	11,463,372	2,926,423	1,597,667
Provision for income taxes	$ (371,568)	$ 210,857	$ (206,313)	$ (202,227)
Restaurant [Member]
Segment Reporting Information [Line Items]
Revenues					100,945
Cost of goods sold					74,949
Gross profit					25,996
Depreciation and amortization					124,215
Capital expenditures					2,912
Loss from operations					(259,274)
Provision for income taxes
Segment loss					(256,503)
Segment assets					123,940
Provision for income taxes
Other Segments [Member]
Segment Reporting Information [Line Items]
Revenues					11,975
Cost of goods sold					22
Gross profit					11,953
Depreciation and amortization					26,738
Capital expenditures					28,513
Loss from operations					(148,957)
Provision for income taxes
Segment loss					(148,920)
Segment assets					26,275,025
Provision for income taxes